Employee Benefit Plans (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Matching contributions to 401(k) plan cost	$ 91	$ 178	$ 115
Post-retirement Benefits Plan
Benefit expense	11	10	11
Benefit obligation	125	158
Deferred Compensation Plans - Directors
Benefit expense	14	15	17
Benefit obligation	233	261
Description of benefit plan

A deferred director compensation plan covers former directors of Valley Ridge Bank, which was acquired by ChoiceOne in 2006. Under the plan, ChoiceOne pays each former director the amount of director fees deferred plus interest at rates ranging from 5.50% to 5.84% over various periods as elected by each director. The payout periods range from one month to ten years beginning with the individual’s termination of service.

Deferred Compensation Plans - Executive Officers
Benefit expense	1	120	32
Benefit obligation	$ 696	$ 766
Description of benefit plan

A supplemental retirement plan covers four former executive officers of Valley Ridge Bank. Under the plan, ChoiceOne pays these individuals a specific amount of compensation plus interest at 7.50% over a 15-year period commencing upon early retirement age (as defined in the plan) or normal retirement age (as defined in the plan).